Prospectus Supplement	June 7, 2016

Putnam VT Global Health Care Fund
Prospectus dated April 30, 2016

The sub-section Your fund's management in the section Fund summary is replaced in its entirety with the following:

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kelsey Chen, Analyst, portfolio manager of the fund since 2005

Samuel Cox, Analyst, portfolio manager of the fund since 2016

Sub-advisor

Putnam Investments Limited

Portfolio manager

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

The following replaces similar disclosure under the sub-section The fund’s investment manager -Portfolio managers in the section Who oversees and manages the fund?

Portfolio	Joined	Employer	Positions over past five years
managers	fund

Kelsey Chen	2005	Putnam Management	Analyst
		2000 – Present	Previously, Sector Team Leader

Isabel Buccellati	2012	Putnam Investments Limited	Analyst
		2012 – Present

		Alliance Growth Equities, a
		unit of Alliance Bernstein	Vice President, Ex US Sector Head Health
		Ltd.	Care
		2002 – 2012

Samuel Cox	2016	Putnam Management	Analyst
		2014 – Present

		Fidelity Institutional	Equity Analyst
		Management (f/k/a Pyramis
		Global Advisors)
		2010-2014

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	June 7, 2016

Putnam VT Global Health Care Fund
Statement of Additional Information dated April 30, 2016

Effective June 1, 2016, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Isabel Buccellati, Kelsey Chen and Samuel Cox. These sub-sections are also supplemented with regards solely to Mr. Cox as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of April 30, 2016. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio manager	Other SEC-registered open-		Other accounts that pool		Other accounts (including
	end and closed-end funds		assets from more than one		separate accounts, managed
			client		account programs and
single-sponsor defined
contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Samuel Cox	3	$1,528,900,000	0	0	1	$100,000

Ownership of securities

As of June 1, 2016, Mr. Cox and his immediate family members did not beneficially own equity securities in the fund of the Trust that he managed. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

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